Convertible Debenture and Warrant (Tables)	3 Months Ended
Mar. 31, 2023
Convertible Debenture And Warrant
Summary of the Convertible Debenture recorded at fair value

The following provides a summary of the Convertible Debenture recorded at fair value as of March 31, 2023 is presented below:

Principle amount of convertible debenture at issuance:	$4,400,000
Less:
Unamortized discount for warrants	1,125,303
Unamortized discount for OID	383,333
Change in fair value	(255,229)
Balance of convertible debenture as of March 31, 2023:	3,146,593

Accrued interest on convertible debenture included in Accounts payable and accrued expenses as of March 31, 2023:	$43,362